RBC BlueBay Emerging Market Debt Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended	145 Months Ended	169 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%		0.87%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%		4.59%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	2.01%		4.39%	2.87%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	3.15%		5.12%		3.44%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.99%	0.66%		3.11%		1.80%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	1.23%		3.05%		1.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.71%	3.23%	3.52%	5.18%